DEBT - Maturity of Debt (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2021	$ 8,000	$ 7,967
2022	186,846	8,000
2023	0	187,884
2024		0
2025 and thereafter		0
Debt, net	$ 201,987	$ 203,851	$ 208,239